Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Change in obligation	$ 3,134	$ 2,088
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	147,711	107,657
Reclamation spending	(3,134)	(2,088)
Accretion expense	6,499	4,305
Change in obligation	18,331	37,837
Balance, end of year	169,407	147,711
Less: current portion	(18,114)	(7,170)
Mine restoration provisions, noncurrent	$ 151,293	$ 140,541